Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 760	$ 766
Operating lease liabilities	367	409
Liabilities currently not deductible for tax	269	219
Tax credit carryforwards	87	84
Other assets tax value in excess of book values	87	0
Unrealized loss on foreign exchange hedges and retirement liabilities	70	59
Unrealized losses on remeasurement of investments	37	0
Others	29	30
Deferred tax assets, Gross, Total	1,706	1,567
Valuation allowance against tax benefit of loss carryforwards	(579)	(586)
Other valuation allowance	(198)	(125)
Deferred tax assets, Net, Total	929	856
Operating lease right-of-use assets	372	415
Tax depreciation in excess of book depreciation	186	228
Tax on undistributed foreign earnings	171	206
Unrealized gain on foreign exchange hedges and retirement liabilities	21	11
Unrealized gain on remeasurement of investments	0	12
Other assets book value in excess of tax values	0	3
Deferred tax liabilities, Total	750	875
Net deferred tax assets (liabilities)	$ 179	$ (19)